Employee Benefit Plans (Fair Value Of Postretirement Plan Assets By Asset Category) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																																																			12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2011 Postretirement Plans [Member]	Dec. 31, 2010 Postretirement Plans [Member]	Dec. 31, 2009 Postretirement Plans [Member]	Dec. 31, 2008 Postretirement Plans [Member]	Dec. 31, 2011 Postretirement Plans [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2010 Postretirement Plans [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Postretirement Plans [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Postretirement Plans [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Postretirement Plans [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Postretirement Plans [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Postretirement Plans [Member] Cash And Cash Equivalents [Member]	Dec. 31, 2010 Postretirement Plans [Member] Cash And Cash Equivalents [Member]	Dec. 31, 2011 Postretirement Plans [Member] Cash And Cash Equivalents [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2010 Postretirement Plans [Member] Cash And Cash Equivalents [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Postretirement Plans [Member] Cash And Cash Equivalents [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Postretirement Plans [Member] Cash And Cash Equivalents [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Postretirement Plans [Member] Cash And Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Postretirement Plans [Member] Cash And Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Postretirement Plans [Member] Equity Funds [Member]		Dec. 31, 2010 Postretirement Plans [Member] Equity Funds [Member]		Dec. 31, 2011 Postretirement Plans [Member] Equity Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2010 Postretirement Plans [Member] Equity Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Postretirement Plans [Member] Equity Funds [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2010 Postretirement Plans [Member] Equity Funds [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2011 Postretirement Plans [Member] Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2010 Postretirement Plans [Member] Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2011 Postretirement Plans [Member] Fixed Income Funds [Member]		Dec. 31, 2010 Postretirement Plans [Member] Fixed Income Funds [Member]		Dec. 31, 2011 Postretirement Plans [Member] Fixed Income Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2010 Postretirement Plans [Member] Fixed Income Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Postretirement Plans [Member] Fixed Income Funds [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2010 Postretirement Plans [Member] Fixed Income Funds [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2011 Postretirement Plans [Member] Fixed Income Funds [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2010 Postretirement Plans [Member] Fixed Income Funds [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2011 International Index Fund [Member]	Dec. 31, 2010 International Index Fund [Member]	Dec. 31, 2011 S&P 500 Index Fund [Member]	Dec. 31, 2010 S&P 500 Index Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total		$ 28.8	$ 37.7	$ 44.6	$ 46.5	$ 28.8	$ 37.7	$ 0	$ 0	$ 0	$ 0	$ 0.8	$ 2.0	$ 0.8	$ 2.0	$ 0	$ 0	$ 0	$ 0	$ 14.9	[1]	$ 23.2	[1]	$ 14.9	[1]	$ 23.2	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 13.1	[2]	$ 12.5	[2]	$ 13.1	[2]	$ 12.5	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]
Percentage Of Investment In Public Traded Funds																																																				21.00%	40.00%	79.00%	60.00%
Investment Weighted Maturity Period, Minimum	3
Investment Weighted Maturity Period, Maximum	10

[1]	Investments in publicly traded funds: 79% invested in an S&P 500 index fund and 21% invested in international index fund for Europe and Asia as of December 31, 2011, and 60% invested in an S&P 500 index fund and 40% invested in an international index fund for Europe and Asia as of December 31, 2010.
[2]	A publicly traded mutual fund that invests in a diversified portfolio of investment grade fixed income securities, with government, corporate and mortgage securities. The fund has a dollar weighted maturity between 3 and 10 years.